LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
2022	$ 340
2023	284
2024	227
2025	214
2026 and thereafter	326
Total future lease payments	1,391
Less - imputed interest	(146)
Total lease liability balance	$ 1,245